SCHEDULE OF INCOME TAX EXPENSE (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Current income tax expense
Deferred income tax benefit
Total income tax expense